15. Other Operating Income and Expense (Tables)	12 Months Ended
Dec. 31, 2021
15. Other Operating Income and Expense
Other operating income and expense
(Dollars in thousands)
	2021	2020	2019
Visa debit card income	$5,045	4,237	4,145
Bank owned life insurance income	397	380	383
Gain (loss) on sale of premises and equipment	105	-	(239)
Other	2,092	1,315	1,559
	$7,639	5,932	5,848
(Dollars in thousands)
	2021	2020	2019
ATM expense	$619	567	579
Data processing	643	635	616
Deposit program expense	415	426	515
Dues and subscriptions	588	538	421
FHLB advance prepayment penalty	-	1,100	-
Internet banking expense	768	729	681
Office supplies	374	538	467
Telephone	730	794	802
Other	3,737	3,217	3,893
	$7,874	8,544	7,974